Note 18 - Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation	$ 1,050	$ 979